Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Registrant Name	dei_EntityRegistrantName	Global X Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 29, 2020
Prospectus Date	rr_ProspectusDate	Sep. 29, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A